Product Name:                     Aetos Capital Long/Short Strategies Fund, LLC
                                                          As of April 30, 2007

Product Description:                            The Aetos Capital Long/Short Strategies Fund is a SEC-registered 1940 Act Fund, designed to provide U.S. and Offshore investors a consistent absolute return with moderate to aggressive risk and return objectives.  In order to generate positive returns through the underlying portfolio managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk, this Fund allocates its assets among a select group of hedge funds that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds.

Total Firm Assets1:                               $11,016MM

Total FoHF Assets:                               $4,127MM

Total Strategy Assets2 :                         $2,357MM – Separate Accounts
                                                                       $1,770MM – Funds/Portfolios

                                       $1,999MM – Portable Alpha3

Auditor:                                                     PricewaterhouseCoopers LLP

Custodian:                                                SEI Private Trust Company, Inc.

Since Inception through 4/30/07:

12.91%

4.41%

2.64%

7.76%

Average Annualized Return

15.29%

7.35%

4.89%

9.28%

1 Year Return

33.07%

8.11%

8.84%

22.47%

2 Year Cumulative Return

41.51%

13.81%

10.94%

29.36%

3 Year Cumulative Return

-

-

-

0.16

Beta:  S&P 500 DRI Index

-

-

-

-0.02

Beta: Lehman Agg. Bond Comp.
Index

-3.15%

-2.44%

-

-1.98%

Largest Calendar Qtr. Drawdown

0.92

0.47

-

1.57

Sharpe Ratio

11.15%

3.72%

0.45%

3.25%

Annualized Standard Deviation

S&P 500
DRI Index

Lehman Agg. Bond
Composite Index

90-Day
Treasury Bills

Aetos Capital Long/Short
Strategies Fund

As of 4/30/07:

Generalist /

Diversified: 72%

Healthcare
Sector: 5%

Technology
Sector: 8%

Financial
Sector: 9%

Real Estate: 4%

Asia / Pacific
Specialist: 2%

Healthcare Sector
Financial Sector
Technology Sector
Utility Sector
Asia/Pacific Sector
Real Estate

        Assets Under Management:

                     1 Total Firm Assets:               Aetos Absolute Return – $4,127MM

                                                Aetos Fund Advisory - $369MM

                          Aetos Capital Asia (Opportunistic Real Estate) - $2,940MM

     AEA Investors, LLC (Private Equity) - $3,580MM

   2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                      Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                        Aetos Capital Multi-Strategy Arbitrage Fund

                        Aetos Capital Distressed Investment Strategies Fund

                        Aetos Capital Long/Short Strategies Fund

                        Aetos Capital Market Neutral Strategies Fund

                        Aetos Capital Opportunities Fund

                        Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                        Aetos Capital Conservative Portfolio (lower volatility)

                        Aetos Capital Balanced Portfolio (low volatility)

                        Aetos Capital Growth Portfolio (moderate volatility)

                    Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                    Separate Accounts: Direct investments made in the client's name with underlying managers

                    Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                   3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates     which utilize hedge fund of funds.

      5 Terms:

                       Terms associated with an investment in the Funds through the investment program described in the prospectuses

      6 Investment Performance:

    Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

    Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

    Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

4 Historical Allocations: